Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net loss	$ (20,521)	$ (156,835)	$ (54,219)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization	204,482	202,336	203,970
Impairment of long-lived assets	10,235	10,631	10,821
Change in fair value of contingent consideration, net	2,261
Payment of contingent consideration in excess of acquisition date fair value	(2,351)
Goodwill impairment charges	0	0	40,856
Provision for credit losses	33,998	23,237	15,065
Amortization of deferred debt issuance costs	12,108	20,916	20,439
Share-based compensation	69,174	3,917	3,547
Deferred income taxes, net	(25,914)	(52,632)	(27,962)
Loss on divestiture			5,502
Loss on extinguishment of debt	12,726
Loss (gain) on disposition of fixed assets	101	349	(903)
Other	(2,451)	(572)	2,696
Change in operating assets and liabilities, net of acquisitions and dispositions:
Accounts receivable	(179,040)	(127,246)	(150,466)
Prepaid expenses and other current assets	7,595	(34,899)	(24,280)
Inventories	(236,514)	28,660	(131,833)
Trade accounts payable	303,209	105,649	133,466
Accrued expenses	(144,580)	193,633	(46,035)
Other assets and liabilities	(20,744)	(6,361)	(5,317)
Net cash provided by (used in) operating activities	23,774	210,783	(4,653)
Investing activities:
Purchases of property and equipment	(80,913)	(73,527)	(70,113)
Acquisitions of businesses, net of cash acquired	(59,797)	(63,058)	(42,459)
Proceeds from sale of business, net of cash divested			155,793
Other	473	2,152	2,135
Net cash (used in) provided by investing activities	(140,237)	(134,433)	45,356
Financing activities:
Long-term debt borrowings	2,566,000
Long-term debt repayments	(3,396,334)	(30,441)	(40,721)
Proceeds from issuance of common stock on initial public offering, net	656,485
Proceeds from issuance of tangible equity units, net	389,000
Borrowings (repayments) of the Revolving Credit Facility, net	12,600	(24,100)	(17,300)
Payment of debt issuance costs	(47,045)
Repurchase of shares of common stock	(650)	(650)
Proceeds from shares issued under share-based compensation plan	1,535	598	234
Taxes paid related to net share settlement of equity awards	(1,196)
Repurchase of stock options		(10,000)
Payment of contingent consideration up to acquisition date fair value	(1,805)	(1,453)	(4,364)
Distributions to redeemable noncontrolling interests			(750)
Purchase of redeemable noncontrolling interest	(2,316)
Investment in noncontrolling interests		735
Payment of financing lease obligations	(11,629)	(11,596)	(10,909)
Net cash provided by (used in) financing activities	164,645	(76,907)	(73,810)
Net increase (decrease) in cash and cash equivalents	48,182	(557)	(33,107)
Cash and cash equivalents at beginning of year	13,071	13,628	46,735
Cash and cash equivalents at end of year	61,253	13,071	13,628
Cash and cash equivalents included in assets held for sale at end of year	299	641	419
Cash and cash equivalents included in continuing operations at end of year	60,954	12,430	13,209
Supplemental disclosures of cash flow information:
Interest, net	211,387	303,530	213,308
Income taxes, net of refunds	24,953	37,499	28,851
Supplemental schedule of non-cash investing and financing activities:
Notes issued and contingent liabilities assumed in connection with acquisitions	22,302	7,519	5,134
Financing lease obligations (Note 13)	13,095	11,562	10,652
Repurchases of common stock in accounts payable		650
Purchases of property and equipment in accounts payable	12,136	12,981	$ 4,597
Acquisition consideration in accounts payable		$ 2,500
Consideration for purchase of redeemable noncontrolling interest in accounts payable	5,100
Shares issued in connection with acquisitions	$ 31,081